Share Capital (Antidilutive Securities) (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Share price (cad per share)	$ 7.18		$ 6.44
Antidilutive securities		1,420	11,870
Employee Stock Option1 [Member]
Earnings per share [line items]
Antidilutive securities		1,420	6,655
Warrants [Member]
Earnings per share [line items]
Antidilutive securities		0	5,215